Document and Entity Information	Oct. 31, 2022
Document And Entity Information [Line Items]
Entity Registrant Name	Far Peak Acquisition Corp
Entity Incorporation State Country Code	RI
Amendment Flag	false
Entity Central Index Key	0001829426
Document Type	8-K
Document Period End Date	Oct. 31, 2022
Entity File Number	001-39749
Entity Tax Identification Number	98-1563569
Entity Address, Address Line One	511 6th Ave #7342
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(917)
Local Phone Number	737-1541
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Units Each Consisting Of One Class A Ordinary Share 0.0001 Par Value And One Third Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one Class A Ordinary Share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	FPAC.U
Security Exchange Name	NYSE
Class 160 A 160 Ordinary 160 Shares 160included 160as 160part 160of The Units [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Ordinary Shares included as part of the units
Trading Symbol	FPAC
Security Exchange Name	NYSE
Redeemable Warrants Included As Part Of The Units Each Whole Warrant Exercisable For One Class A Ordinary Share At An Exercise Price Of 11.50 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	FPAC.W
Security Exchange Name	NYSE